AB Municipal Income Fund II

AB New Jersey Portfolio

Portfolio of Investment

February 29, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.6%
Long-Term Municipal Bonds – 98.6%
New Jersey – 89.5%
Camden County Improvement Authority (The) (KIPP Cooper Norcross Obligated Group) Series 2022 6.00%, 06/15/2052	$	1,000	$1,081,877
Casino Reinvestment Development Authority, Inc. Series 2014 5.25%, 11/01/2044		1,000	1,003,673
City of Jersey City NJ Series 2017-A 5.00%, 11/01/2031		500	535,698
County of Cape May NJ Series 2017 4.00%, 09/01/2024		600	602,573
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2051		500	442,993
Hudson County Improvement Authority (County of Hudson NJ) Series 2016 5.00%, 05/01/2036		1,400	1,458,363
Jersey City Board of Education AGM Series 2023 4.125%, 08/15/2042		1,000	1,034,382
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2026		2,320	2,323,460
New Jersey Economic Development Authority (Bancroft Neurohealth Obligated Group) Series 2016-A 5.00%, 06/01/2041		1,000	916,509
New Jersey Economic Development Authority (Lutheran Social Ministries at Crane’s Mill, Inc.) Series 2018 5.00%, 01/01/2049		500	425,552
New Jersey Economic Development Authority (Middlesex Water Co.) Series 2019 4.00%, 08/01/2059		2,000	1,763,962
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2023 5.298%, 03/01/2032		1,050	1,058,426
NATL Series 1997-A 7.425%, 02/15/2029		1,000	1,070,251
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034		1,500	1,501,739
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.) Series 2002 6.50%, 04/01/2028		747	748,543

	Principal Amount (000)		U.S. $ Value

New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2032	$	1,000	$1,041,374
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 01/01/2028		1,000	1,000,509
5.125%, 01/01/2034		500	500,231
5.50%, 01/01/2027		1,000	1,000,952
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2047		2,500	2,529,245
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 06/01/2032		1,765	1,862,943
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.25%, 06/15/2039(a)		1,000	1,160,960
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029		1,165	1,167,525
New Jersey Educational Facilities Authority (Kean University) AGM Series 2015-H 5.00%, 07/01/2034		2,500	2,575,659
New Jersey Educational Facilities Authority (Stevens Institute of Technology International, Inc.) Series 2017 5.00%, 07/01/2047		1,750	1,781,506
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2016 4.00%, 07/01/2041		2,000	1,997,932
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2035		1,835	1,920,790
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2021 4.00%, 07/01/2051		1,000	979,359
New Jersey Health Care Facilities Financing Authority (Valley Health System Obligated Group/NJ) Series 2019 4.00%, 07/01/2039		2,500	2,517,188
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029		1,750	1,825,160

	Principal Amount (000)		U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2015-A 5.25%, 06/15/2041	$	1,250	$1,270,266
Series 2018-A 5.00%, 12/15/2035		1,750	1,889,956
Series 2023-A 5.00%, 06/15/2039		1,000	1,131,913
AGM Series 2006-C Zero Coupon, 12/15/2033		1,000	731,434
New Jersey Turnpike Authority Series 2019-A 5.00%, 01/01/2048		680	720,324
Series 2024-A 4.00%, 01/01/2035(a)		1,000	1,070,415
Passaic County Improvement Authority (The) (Paterson Arts & Science Charter School) Series 2023 5.50%, 07/01/2058		1,000	1,028,124
Rahway Valley Sewerage Authority (The) NATL Series 2005-A Zero Coupon, 09/01/2035		3,445	2,318,892
South Jersey Transportation Authority Series 2022 4.625%, 11/01/2047		1,000	1,017,449
BAM Series 2022 5.25%, 11/01/2052		1,000	1,076,994
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046		2,495	2,541,567
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031		2,900	2,903,178

			57,529,846

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(b)		145	158,651

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(b)		100	101,777

Delaware – 1.5%
Delaware River & Bay Authority Series 2019 4.00%, 01/01/2044		1,000	989,346

	Principal Amount (000)		U.S. $ Value

Florida – 0.1%
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 5.00%, 06/01/2055	$	100	$89,035

Guam – 3.2%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036		100	82,692
Guam Power Authority Series 2017-A 5.00%, 10/01/2036		150	155,743
5.00%, 10/01/2040		655	670,921
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046		720	705,591
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042		440	422,520

			2,037,467

Illinois – 0.5%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031		305	312,941

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036		50	51,617

Nevada – 0.1%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)		500	66,200

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(c) (d) (e)		110	3,300
7.00%, 12/15/2043(c) (d) (e)		110	3,300

			6,600

Ohio – 0.2%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055		165	157,227

Puerto Rico – 2.3%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033		100	64,316
4.00%, 07/01/2046		100	89,996

	Principal Amount (000)		U.S. $ Value

Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(b)	$	250	$259,446
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031		155	154,988
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(c) (d)		270	189,000
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045		200	238,099
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029		104	85,515
Series 2019-A 4.329%, 07/01/2040		70	69,505
5.00%, 07/01/2058		305	306,525

			1,457,390

Tennessee – 0.3%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)		145	134,159
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(c) (d) (e)		260	75,400

			209,559

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)		245	244,141

Total Municipal Obligations (cost $63,418,657)			63,411,797

ASSET-BACKED SECURITIES – 0.2%

Other ABS - Fixed Rate – 0.2%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2036 (cost $118,621)		119	119,589

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Industrial – 0.1%
Energy – 0.1%
Red River Biorefinery LLC Series 2024 15.00%, 04/30/2024(e) (f) (g)	$10	$7,500
Series 23A 15.00%, 04/30/2024(e) (f) (g)	15	11,250

		18,750

Other Industrial – 0.0%
Cincinnati Sr Care/Dayton/Florida/Nashville/Sebring/Trousdale/Waynesboro HC Series 2023 12.00%, 12/31/2023(e)	10	10,000

Total Corporates - Non-Investment Grade (cost $35,000)		28,750

	Shares

SHORT-TERM INVESTMENTS – 3.2%
Investment Companies – 3.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB,5.21%(h) (i) (j) (cost $2,066,564)	2,066,564	2,066,564

Total Investments – 102.1% (cost $65,638,842)(k)		65,626,700
Other assets less liabilities – (2.1)%		(1,342,974)

Net Assets – 100.0%		$64,283,726

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	465	01/15/2025	2.565%	CPI#	Maturity	$45,759	$—	$45,759
USD	233	01/15/2025	2.585%	CPI#	Maturity	22,737	—	22,737
USD	232	01/15/2025	2.613%	CPI#	Maturity	22,375	—	22,375
USD	870	01/15/2026	CPI#	3.611%	Maturity	(35,866)	—	(35,866)
USD	800	01/15/2026	CPI#	3.766%	Maturity	(26,400)	—	(26,400)
USD	2,070	01/15/2028	1.230%	CPI#	Maturity	374,279	—	374,279
USD	1,640	01/15/2028	0.735%	CPI#	Maturity	355,909	—	355,909
USD	3,470	01/15/2029	CPI#	3.406%	Maturity	(73,231)	—	(73,231)
USD	530	01/15/2029	CPI#	3.735%	Maturity	3,508	—	3,508
USD	240	01/15/2029	CPI#	3.408%	Maturity	(5,025)	—	(5,025)
USD	225	01/15/2030	1.572%	CPI#	Maturity	38,383	—	38,383
USD	225	01/15/2030	1.587%	CPI#	Maturity	38,074	—	38,074
USD	450	01/15/2031	2.782%	CPI#	Maturity	29,861	—	29,861

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	370	01/15/2031	2.680%	CPI#	Maturity	$28,237	$—	$28,237

						$818,600	$—	$818,600

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

					Rate Type
Notional Amount (000)		Termination Date			Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,300	07/31/2029			1 Day SOFR	3.986%	Annual	$(231)	$—	$(231)
USD	1,700	04/30/2030			1 Day SOFR	3.837%	Annual	(26,613)	—	(26,613)
USD	1,400	04/30/2030			1 Day SOFR	3.369%	Annual	(64,729)	—	(64,729)
USD	1,300	07/31/2030			1 Day SOFR	3.806%	Annual	(21,460)	—	(21,460)
USD	1,100	11/01/2030			1 Day SOFR	3.878%	Annual	(6,813)	—	(6,813)
USD	600	11/01/2030			1 Day SOFR	3.636%	Annual	(12,358)	—	(12,358)

								$(132,204)	$—	$(132,204)

INTEREST RATE SWAPS
					Rate Type
Swap Counterparty		Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA		USD	1,235	10/09/2029	1.125%	SIFMA*	Quarterly	$121,703	$—	$121,703

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 29, 2024, the aggregate market value of these securities amounted to $964,374 or 1.5% of net assets.

(c)	Non-income producing security.
(d)	Defaulted.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.19% of net assets as of February 29, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Cincinnati Sr Care/Dayton/Florida/Nashville/Sebring/Trousdale/Waynesboro HC Series 2023 12.00%, 12/31/2023	08/24/2023	$10,000	$10,000	0.02%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	$110,000	$3,300	0.01%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	110,000	3,300	0.01%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	258,237	75,400	0.12%
Red River Biorefinery LLC Series 2024 15.00%, 04/30/2024	01/25/2024	10,000	7,500	0.01%
Red River Biorefinery LLC Series 23A 15.00%, 04/30/2024	05/31/2023	15,000	11,250	0.02%

(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Fair valued by the Adviser.
(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,157,190 and gross unrealized depreciation of investments was $(1,361,233), resulting in net unrealized appreciation of $795,957.

As of February 29, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 17.8% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

COP – Certificate of Participation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB New Jersey Portfolio

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$63,411,797	$—	$63,411,797
Asset-Backed Securities	—	119,589	—	119,589
Corporates - Non-Investment Grade	—	10,000	18,750	28,750
Short-Term Investments	2,066,564	—	—	2,066,564

Total Investments in Securities	2,066,564	63,541,386	18,750	65,626,700
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	959,122	—	959,122
Interest Rate Swaps	—	121,703	—	121,703
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(140,522)	—	(140,522)
Centrally Cleared Interest Rate Swaps	—	(132,204)	—	(132,204)

Total	$2,066,564	$64,349,485	$18,750	$66,434,799

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 29, 2024 is as follows:

Fund	Market Value 05/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,657	$14,151	$14,741	$2,067	$56